Debt (Details) (Linn Energy, LLC [Member], USD $)	3 Months Ended		6 Months Ended		12 Months Ended				3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended													12 Months Ended																		1 Months Ended								1 Months Ended										0 Months Ended									3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2013 Credit Facility Minimum [Member]	Jun. 30, 2013 Credit Facility Minimum [Member]	Mar. 31, 2013 Credit Facility Maximum [Member]	Jun. 30, 2013 Credit Facility Maximum [Member]	Jun. 30, 2013 Line of Credit Credit Facility		Apr. 24, 2013 Line of Credit Credit Facility	Apr. 01, 2013 Line of Credit Credit Facility	Mar. 31, 2013 Line of Credit Credit Facility		Dec. 31, 2012 Line of Credit Credit Facility		Jul. 31, 2012 Line of Credit Credit Facility	Dec. 31, 2011 Line of Credit Credit Facility		Oct. 31, 2011 Line of Credit Credit Facility	Dec. 31, 2012 Line of Credit Credit Facility Minimum [Member]	Dec. 31, 2012 Line of Credit Credit Facility Maximum [Member]	Jun. 30, 2013 Line of Credit Credit Facility LIBOR Minimum [Member]	Mar. 31, 2013 Line of Credit Credit Facility LIBOR Minimum [Member]	Dec. 31, 2012 Line of Credit Credit Facility LIBOR Minimum [Member]	Jun. 30, 2013 Line of Credit Credit Facility LIBOR Maximum [Member]	Mar. 31, 2013 Line of Credit Credit Facility LIBOR Maximum [Member]	Dec. 31, 2012 Line of Credit Credit Facility LIBOR Maximum [Member]	Jun. 30, 2013 Line of Credit Credit Facility ABR Minimum [Member]	Mar. 31, 2013 Line of Credit Credit Facility ABR Minimum [Member]	Dec. 31, 2012 Line of Credit Credit Facility ABR Minimum [Member]	Jun. 30, 2013 Line of Credit Credit Facility ABR Maximum [Member]	Mar. 31, 2013 Line of Credit Credit Facility ABR Maximum [Member]	Dec. 31, 2012 Line of Credit Credit Facility ABR Maximum [Member]	Jun. 30, 2013 Subordinated Debt	Mar. 31, 2013 Subordinated Debt	Dec. 31, 2012 Subordinated Debt	Dec. 31, 2011 Subordinated Debt	Jun. 30, 2013 Subordinated Debt Senior Notes Due 2017	Mar. 31, 2013 Subordinated Debt Senior Notes Due 2017		Dec. 31, 2012 Subordinated Debt Senior Notes Due 2017		Dec. 31, 2011 Subordinated Debt Senior Notes Due 2017		Dec. 31, 2009 Subordinated Debt Senior Notes Due 2017	Jul. 31, 2013 Subordinated Debt Senior Notes Due 2018	Jun. 30, 2013 Subordinated Debt Senior Notes Due 2018		Mar. 31, 2013 Subordinated Debt Senior Notes Due 2018		Dec. 31, 2012 Subordinated Debt Senior Notes Due 2018		Dec. 31, 2011 Subordinated Debt Senior Notes Due 2018		Dec. 31, 2008 Subordinated Debt Senior Notes Due 2018	May 13, 2011 Subordinated Debt Senior Notes Due May 2019	Jun. 30, 2013 Subordinated Debt Senior Notes Due May 2019		Mar. 31, 2013 Subordinated Debt Senior Notes Due May 2019		Dec. 31, 2012 Subordinated Debt Senior Notes Due May 2019		Dec. 31, 2011 Subordinated Debt Senior Notes Due May 2019		Mar. 31, 2012 Subordinated Debt Senior Notes Due November 2019	Jun. 30, 2013 Subordinated Debt Senior Notes Due November 2019		Mar. 31, 2013 Subordinated Debt Senior Notes Due November 2019		Dec. 31, 2012 Subordinated Debt Senior Notes Due November 2019		Dec. 31, 2011 Subordinated Debt Senior Notes Due November 2019		Jun. 30, 2013 Subordinated Debt Senior Notes Due 2020		Mar. 31, 2013 Subordinated Debt Senior Notes Due 2020		Dec. 31, 2012 Subordinated Debt Senior Notes Due 2020		Dec. 31, 2011 Subordinated Debt Senior Notes Due 2020		Dec. 31, 2010 Subordinated Debt Senior Notes Due 2020	Jun. 30, 2013 Subordinated Debt Senior Notes Due 2021		Mar. 31, 2013 Subordinated Debt Senior Notes Due 2021		Dec. 31, 2012 Subordinated Debt Senior Notes Due 2021		Dec. 31, 2011 Subordinated Debt Senior Notes Due 2021		Dec. 31, 2010 Subordinated Debt Senior Notes Due 2021	Jun. 30, 2013 Less Current Maturities		Mar. 31, 2013 Less Current Maturities		Dec. 31, 2012 Less Current Maturities		Dec. 31, 2011 Less Current Maturities		Jun. 30, 2013 Total Debt Less Current Maturities		Mar. 31, 2013 Total Debt Less Current Maturities		Dec. 31, 2012 Total Debt Less Current Maturities		Dec. 31, 2011 Total Debt Less Current Maturities
Debt Instrument [Line Items]
Long-term Debt, Gross													$ 1,435,000,000	[1]			$ 1,335,000,000	[2]	$ 1,180,000,000	[1],[2],[3]		$ 940,000,000	[3]																				$ 0	$ 41,000,000		$ 41,000,000		$ 41,000,000				$ 14,000,000		$ 14,000,000		$ 14,000,000		$ 14,000,000				$ 750,000,000		$ 750,000,000		$ 750,000,000		$ 750,000,000			$ 1,800,000,000		$ 1,800,000,000		$ 1,800,000,000		$ 0		$ 1,300,000,000		$ 1,300,000,000		$ 1,300,000,000		$ 1,300,000,000			$ 1,000,000,000		$ 1,000,000,000		$ 1,000,000,000		$ 1,000,000,000
Long-term Debt, Current Maturities																																																																																																	0		0		0		0
Long-term Debt																																																																																																									6,299,000,000		6,240,000,000		6,085,000,000		4,045,000,000
Debt Instrument, Unamortized Discount																																							(43,000,000)	(46,000,000)	(47,000,000)	(51,000,000)
Long-term Debt, Excluding Current Maturities	6,256,000,000		6,256,000,000		6,038,000,000	3,994,000,000		6,194,000,000
Long-term Debt, Fair Value													1,435,000,000	[1],[4]			1,335,000,000	[2],[4]	1,180,000,000	[1],[2],[3],[4]		940,000,000	[3],[4]																				0 [4]	44,000,000	[4]	44,000,000	[4]	46,000,000	[4]			15,000,000	[4]	15,000,000	[4]	15,000,000	[4]	16,000,000	[4]			730,000,000	[4]	782,000,000	[4]	755,000,000	[4]	742,000,000	[4]		1,708,000,000	[4]	1,834,000,000	[4]	1,802,000,000	[4]	0	[4]	1,362,000,000	[4]	1,433,000,000	[4]	1,414,000,000	[4]	1,406,000,000	[4]		999,000,000	[4]	1,069,000,000	[4]	1,061,000,000	[4]	1,036,000,000	[4]		0	[4]	0	[4]	0	[4]	0	[4]	6,249,000,000	[4]	6,512,000,000	[4]	6,271,000,000	[4]	4,186,000,000	[4]
Debt Instrument, Interest Rate at Period End (in hundredths)													1.95%				1.96%		1.97%			2.57%
Line of Credit Facility, redetermined borrowing base															4,500,000,000						4,500,000,000			4,500,000,000
Line of Credit Facility, Maximum Borrowing Capacity															4,000,000,000	4,000,000,000					3,000,000,000			3,000,000,000
Line of Credit Facility, Remaining Borrowing Capacity													2,600,000,000				1,700,000,000		1,800,000,000
Outstanding letters of credit that reduce the credit facility availability													5,000,000				5,000,000		5,000,000
Line Of Credit Facility Financing Fees And Expense Incurred																			12,000,000
The percentage of properties that the company is required to maintain mortgages on (in hundredths)													80.00%				80.00%		80.00%
Line Of Credit Facility Collateral Coverage Ratio													2.5				2.5		2.5
Debt Instrument, Basis Spread on Variable Rate																											1.50%	1.50%	1.50%	2.50%	2.50%	2.50%	0.50%	0.50%	0.50%	1.50%	1.50%	1.50%
Line of credit facility unused capacity commitment fee percentage (in hundredths)									0.375%	0.375%	0.50%	0.50%													0.375%	0.50%
Debt Instrument, Face Amount																																																		250,000,000										256,000,000	750,000,000					750,000,000		750,000,000		1,800,000,000																	1,300,000,000									1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)																																														11.75%				11.75%						9.875%				9.875%						6.50%		6.50%		6.25%					6.25%								8.625%				8.625%					7.75%				7.75%
Debt instrument redemption amount																																											41,000,000								14,000,000
Issue price of debt instruments as percentage of face amount (in hundredths)																																																																						99.989%
Net proceeds received																																																																						1,770,000,000
Unamortized discount																																																																						198,000
Financing fees and expenses incurred related to the issuance of long-term debt																																																																						29,000,000
Maximum percentage of November 2019 Senior Notes that can be redeemed on or before November 1, 2015 (in hundredths)																																																																						35.00%
Redemption price, stated as a percentage of the face amount, for November 2019 Senior Notes redeemed on or before November 1, 2015 (in hundredths)																																																																						106.25%
Redemption price, stated as a percentage of the face amount, for 2019 Senior Notes redeemed on or after November 1, 2015 (in hundredths)																																																																						103.125%
Redemption price percentage of November 2019 Senior Notes if there is a change of control (in hundredths)																																																																						101.00%
Number Of Days For Effective Registration Statement																																																													400 days									400 days
Increase in Interest Accruing on Long-Term Debt Due to Notes Not Yet Declared Effective																																																																							0.25%
Additional interest due to late registration																																																																		850,000					4,000,000		1,000,000
Loss on extinguishment of debt	$ 4,187,000	$ 0	$ 4,187,000	$ 0	$ 0	$ 94,612,000	$ 0																																				$ 4,000,000

[1]	Variable interest rates of 1.95% and 1.97% at June 30, 2013, and December 31, 2012, respectively.
[2]	Variable interest rates of 1.96% and 1.97% at March 31, 2013, and December 31, 2012, respectively.
[3]	Variable interest rates of 1.97% and 2.57% at December 31, 2012, and December 31, 2011, respectively.
[4]	The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.